ETF Managers Trust
30 Maple Street, 2nd Floor
Summit, New Jersey 07901
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549
January 31, 2022

Re:	ETF Managers Trust (the “Trust”)
File Nos.: 333-182274 and 811-22310
ETFMG Prime Junior Silver Miners ETF (S000038223)
ETFMG Prime Cyber Security ETF (S000047480)
ETFMG Prime Mobile Payments ETF (S000050191)
ETFMG Alternative Harvest ETF (S000051172)
ETFMG Sit Ultra Short ETF (S000065810)
ETFMG Travel Tech ETF (S000067503)
ETFMG Treatments, Testing and Advancements ETF (S000068972)
BlueStar Israel Technology ETF (S000051284)
Etho Climate Leadership U.S. ETF (S000051348)
AI Powered Equity ETF (S000058619)
Wedbush ETFMG Global Cloud Technology ETF (S000053021)
Wedbush ETFMG Video Game Tech ETF (S000053022)
ETFMG U.S. Alternative Harvest ETF (S000071726)
ETFMG Prime 2x Daily Junior Silver Miners ETF (S000072014)
ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF (S000072015)
ETFMG 2x Daily Travel Tech ETF (S000072016)
ETFMG 2x Daily Alternative Harvest ETF (S000072019)
ETFMG 2x Daily Inverse Alternative Harvest ETF (S000073455)
(the “Funds”)
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of the Funds, hereby certifies that the form of (i) Prospectuses and Statements of Additional Information for the ETFMG Prime Cyber Security ETF, ETFMG Prime Mobile Payments ETF, ETFMG Sit Ultra Short ETF; ETFMG Treatments, Testing and Advancements ETF, BlueStar Israel Technology ETF, Etho Climate Leadership U.S. ETF, ETFMG Travel Tech ETF, ETFMG 2x Daily Travel Tech ETF, Wedbush ETFMG Global Cloud Technology ETF, and Wedbush Video Game Tech ETF; (ii) Statement of Additional Information for the AI Powered Equity ETF; and Prospectuses for the ETFMG Prime Junior Silver Miners ETF, ETFMG Prime 2x Daily Junior Silver Miners ETF, ETFMG Prime 2x Daily Inverse Junior Silver Miners ETF, ETFMG Alternative Harvest ETF, ETFMG U.S. Alternative Harvest ETF, ETFMG 2x Daily Alternative Harvest ETF, and ETFMG 2X Daily Inverse Alternative Harvest ETF, that would have been filed under Rule 497(b) or (c) would not have differed from those contained in Post-Effective Amendment No. 147 effective January 31, 2022 to the Trust’s Registration Statement on Form N-1A, filed on January 28, 2022.
If you have any questions or require further information, please contact Kent Barnes at 414-550-7433 or kent.barnes@usbank.com.
Sincerely,

/s/ Kent Barnes
Kent Barnes
Vice President
U.S. Bancorp Fund Services, LLC
As Administrator to the ETF Managers Trust